As filed with the Securities and Exchange Commission on August 3, 2001

                                                    1933 Act File No. 333-63956
                                                    1940 Act File No. 811-4537

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]      Pre-Effective Amendment No. 2

[ ]      Post-Effective Amendment No._________

                                      and

[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]      Amendment No. 15

                        Liberty All-Star Growth Fund, Inc.
         Exact Name of Registrant as Specified in Articles of Incorporation

                   600 Atlantic Avenue, Federal Reserve Plaza
                           Boston, Massachusetts 02210
                     Address of Principal Executive Offices
                     (Number, Street, City, State, Zip Code)

                                 617-722-6000
               Registrant's Telephone Number, including Area Code


           William J. Ballou                         Jeremiah J. Bresnahan
              Secretary                              Bingham Dana LLC
     Liberty All-Star Growth Fund, Inc.              150 Federal Street
        One Financial Center                         Boston, MA 02110
          Boston, MA 02111

           Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

   It is proposed that this filing will become effective (check appropriate box)

[X] when declared effective pursuant to section 8(c)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 486
[ ] on (date) pursuant to paragraph (b) of Rule 486
[ ] 60 days after  filing  pursuant  to  paragraph  (a) of Rule 486
[_] on(date) pursuant to paragraph (a) of Rule 486

     [_] This  post-effective  amendment  designates a new effective  date for a previously filed registration statement.
     [_] The Form is filed to  register  additional  securities  for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement is
         --------.


                                                PROPOSED                  PROPOSED
TITLE                                           MAXIMUM                   MAXIMUM            AMOUNT OF
OF SECURITIES             AMOUNT                OFFERING PRICE            AGGREGATE          REGISTRATION
BEING REGISTERED          BEING REGISTERED(1)   PER UNIT                  OFFERING PRICE(1)  FEE(2)
----------------          -------------------   --------------            --------------     -------------
Common Stock              2,137,620              $9.44                   $20,179,132          $5,045

(1)  Previously registered.
(2)  Previously paid.

Parts A and B (Prospectus and Statement of Additional Information) of this Pre-Effective Amendment No. 2 and Amendment No. 15 to the Registration Statement on Form N-2 (the "Pre-Effective Amendment") of Liberty All-Star Growth Fund, Inc. (the "Fund") are hereby incorporated by reference in their entirety into this Pre-Effective Amendment from Pre-Effective Amendment No. 1 and Amendment No. 14 to the Fund's Registration Statement on Form N-2 filed with the Securities and Exchange Commission via EDGAR on August 3, 2001.

PART C.

Other Information.

Item 24. Financial Statements and Exhibits

      (1)  Financial Statements:
                               Included in Part A:

                             Financial statements included in Part A of this registration statement: Financial Highlights

                               Included in Part B:

                             Financial statements included in Part B of this registration statement: Incorporated by reference
                             to  the  Annual   Report dated  December 31,  2000
                             (Accession  Number:  912057-01-007678),   filed
                             electronically pursuant to Section 30(b)(2) of the Investment Company Act of 1940

      (2)  Exhibits

             (a)(1)          Articles of Incorporation(1)

             (a)(2)          Articles of Amendment dated April 27, 1989(1)

             (a)(3)          Articles of Amendment dated May 31, 1991(1)

             (a)(4)          Articles of Amendment dated November 6, 1995(1)

             (b)             By-Laws(4)

             (c)             Not Applicable

             (d)(1) Form of Specimen Certificate for shares of Common Stock(1)

             (d)(2)          Form of Subscription Certificate(4)

             (d)(3)          Form of Notice of Guaranteed Delivery(4)

             (e) Automatic Dividend Reinvestment and Cash Purchase Plan Brochure(1)

             (f)             Not Applicable

             (g)(1) Management Agreement between Liberty All-Star Growth Fund, Inc. and Liberty Asset Management Company(4)

             (g)(2) Portfolio Management Agreement between Liberty All-Star Growth Fund, Inc., Liberty Asset Management Company and William Blair & Company, L.L.C.(4)

             (g)(3) Portfolio Management Agreement between Liberty All-Star Growth Fund, Inc., Liberty Asset Management Company and M.A. Weatherbie & Co., Inc.(4)

             (g)(4) Portfolio Management Agreement between Liberty All-Star Growth Fund, Inc., Liberty Asset Management Company and TCW Investment Management Company(4)

             (h)             Not Applicable

             (i)             Not Applicable

             (j)(1) Form of Custody Agreement between Liberty All-Star Growth Fund, Inc. and The Chase Manhattan Bank(1)

             (j)(2) Supplement to Custody Agreement between Liberty All-Star Growth Fund, Inc. and The Chase Manhattan Bank(1)

             (k)(1) Registrar, Transfer Agency and Service Agreement between Liberty All-Star Growth Fund, Inc. and State Street Bank & Trust Company(1)

             (k)(2) Pricing and Bookkeeping Agreement between Liberty All-Star Growth Fund, Inc. and Colonial Management Associates, Inc.(1)

             (k)(3) Form of Amendment to Pricing and Bookkeeping Agreement between Liberty All-Star Growth Fund, Inc. and Colonial Management Associates, Inc.(3)

             (k)(4) Form of Subscription Agreement between Liberty All-Star Growth Fund, Inc. and EquiServe(4)

             (k)(5)          Form of Information Agent Agreement(4)

             (l)             Opinion and Consent of Counsel

             (m)             Not Applicable

             (n)(1)          Consent of Independent Accountants -
                              PricewaterhouseCoopers LLP

             (n)(2)          Consent of Independent Auditors - KPMG, LLP

             (o)             Not Applicable

             (p)             Not Applicable

             (q)             Not Applicable

             (r)             Code of Ethics of the Liberty Financial Companies
                             - filed in Part C, Item 23 of Post-Effective
                             Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001, and is hereby incorporated and made a part of this Registration Statement

-------------------------------------------------------------------------------

Power of Attorney for: Robert J. Birnbaum, James E. Grinnell, Richard W. Lowry, William E. Mayer, John J. Neuhauser and Joseph R. Palombo(3)


---------------------------------------------------------------------------
(1) Incorporated by reference to the Registration Statement filed with the Commission via EDGAR on or about May 1, 1998.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 filed with the Commission via EDGAR on or about May 26, 1998.
(3) Incorporated by reference to the Registration Statement filed with the Commission via EDGAR on or about June 27, 2001.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 filed with the Commission via EDGAR on August 3, 2001.


Item 25.  Marketing Arrangements

     Not Applicable.

Item 26.  Other Expenses of Issuance and Distribution

     The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:

     Registration fee                                    $ 5,045
     New York Stock Exchange listing fee                   5,000
     Printing                                             15,000
     Accounting fees and expenses                          5,000
     Legal fees and expenses                              50,000
     Information Agent fees and expenses                  10,000
     Subscription Agent fees and expenses                 55,000
     Miscellaneous                                         4,955
                                                       ---------
         Total                                           150,000
                                                       =========




Item 27.  Persons Controlled By or Under Common Control with Registrant


     None.

Item 28.  Number of Holders of Securities

           Number of Record Holders
            as of 8/2/01:  3,192


Item 29.  Indemnification

                 The Articles of Incorporation filed as Exhibit (a)(1) to this Registration Statement provides for indemnification to each of the Registrant's Directors and officers against all liabilities and expenses incurred in acting as Director or officer, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Directors and officers.

                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 The Registrant, its advisor, Liberty Asset Management Company, and its Administrator, Colonial Management Associates, Inc. (Colonial), and their respective trustees, directors and officers are insured by a Directors and Officers/Errors and Omissions Liability insurance policy through ICI Mutual Insurance Company.



ITEM 30.  Business and Other Connections of Investment Adviser.

Liberty Asset Management Company ("LAMCO"), Liberty All-Star Growth Fund, Inc.'s Fund Manager, was organized in August 1985 and is primarily engaged in the corporate administration of and the provision of its multi-management services for Liberty All-Star Growth Fund, Inc. and Liberty All-Star Equity Fund, another multi-managed closed-end investment company. It also provides its multi-management services to Liberty All-Star Equity Fund, Variable Series, a multi-managed open-end investment company which serves as an investment vehicle for variable annuity contracts issued by affiliated insurance companies.

For a two-year business history of officers and directors of LAMCO, please refer to Form ADV of LAMCO (SEC File Number: 801-26296) and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."


                                                               POSITION FORMERLY
                                                                  HELD WITHIN
                                  CURRENT POSITION               PAST TWO YEARS
                                  ----------------            ------------------

Christopher S. Carabell         Senior Vice President(LAMCO)     Vice President

Lindsay Cook                    Senior Vice President &
                                  Director (LAMCO)
                                Executive Vice President (Liberty
                                  Financial Companies, Inc. (LFC))

Fred J. Franklin                Chief Compliance Officer (LAMCO)
                                Vice President & Chief Compliance
                                  Officer (LFC)

Mark T. Haley                   Vice President (LAMCO)

J. Andrew Hilbert               Vice President, Treasurer
                                  & Director (LAMCO)
                                Treasurer, Chief Financial
                                  Officer & Senior Vice President (LFC)

William R. Parmentier           President, Chief Exec.
                                  Officer & Chief
                                  Investment Officer (LAMCO)

Frederick J. Turcotte           Vice President & Secretary (LAMCO)
                                Vice President (LFC)


Item 31.      Location of Accounts and Records:

              Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

Item 32.      Management Services

              None

Item 33.      Undertakings


              (1) The Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the Registration Statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

              (2)  Not applicable.

              (3)  Not applicable.

              (4)  Not applicable.

              (5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

                   Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

              (6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement on Form N-2 to be signed on
its  behalf  by the undersigned,   thereunto  duly  authorized,  in  the  City
of Boston and the Commonwealth of Massachusetts on the 3rd day of August, 2001.

                                      LIBERTY ALL-STAR GROWTH FUND, INC.


                                             /s/ WILLIAM R. PARMENTIER, JR.
                                       By:   ------------------------------
                                             /s/ William R. Parmentier, Jr.
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                              TITLE                 DATE
----------                              -----                 ----




/s/WILLIAM R. PARMENTIER, JR.       President (chief          August 3, 2001
-----------------------------       executive officer)
/s/William R. Parmentier, Jr.


/s/J. KEVIN CONNAUGHTON             Treasurer and Principal   August 3, 2001
-----------------------              Financial Officer
/s/J. Kevin Connaughton

ROBERT R. BIRNBAUM*     Director
------------------
Robert R. Birnbaum


JAMES E. GRINNELL*      Director
---------------------
James E. Grinnell


RICHARD W. LOWRY*      Director                       */s/ WILLIAM J. BALLOU
-----------------                                      ----------------------
Richard W. Lowry                                           William J. Ballou
                                                           Attorney-in-fact
                                                           For each Director
                                                           August 3, 2001

WILLIAM E. MAYER*      Director
-----------------
William E. Mayer


JOHN J. NEUHAUSER*     Director
------------------
John J. Neuhauser


JOSEPH R. PALOMBO*     Director
------------------
Joseph R. Palombo

            INDEX OF EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number    Exhibit
--------  --------------------------------------------------

(l)       Opinion and Consent of Counsel
(n)(1)    Consent of Independent Accountants -
           PricewaterhouseCoopers LLP
(n)(2)    Consent of Independent Auditors - KPMG, LLP